BUSINESS ACQUISITIONS AND GOODWILL - Pro Forma Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cantech Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	$ 64,575
Net earnings	$ 1,822
Powerband Acquisition
Disclosure of detailed information about business combination [line items]
Revenue		$ 27,663
Net earnings		$ 444